OTHER ASSETS	12 Months Ended
Dec. 31, 2011
OTHER ASSETS
13.	OTHER ASSETS

Other assets consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB
Prepayments for purchase of property, plant and equipment	202,455,541	92,723,986
Prepayments for land use right	—	4,245,240
Prepayment for warranty insurance premium	—	26,565,738
Prepaid interest for a long-term borrowing—non-current portion	551,949	—
Prepaid service fee—non-current portion	525,195	4,911,937
Others	—	941,025
Total	203,532,685	129,387,926